Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Derivative, Gain (Loss) on Derivative, Net [Line Items]
Raw materials and consumables cost	$ 783	$ 572	$ 205
Power and fuel expense	32	28	36
Raw materials and consumables used	815	600	241
Consulting – Corporate	880	926	760
Consulting – Projects	3,062	1,208	1,174
Consultancy expenses	3,943	2,134	1,934
Legal and accounting expenses	5,224	7,151	1,163
Subscriptions, software and licences	248	239	137
Travelling expenses	366	253	84
Marketing expenses	933	111	58
Share base payment expenses	2,314	0	0
Other expenses	1,444	326	176
Administrative and other expenses	10,529	8,080	1,618
Salaries and wages	4,460	2,554	2,412
Superannuation	391	242	215
Payroll tax	254	111	92
Employee entitlements – annual leave (AL)	130	42	15
Employee entitlements – long service leave (LSL)	39	34	22
Employee benefits expenses	5,274	2,984	2,756
Exchange differences	(129)	0	0
(Gain)/loss on derivative financial instruments	164,935	(105)	3
Share based listing expenses	106,055	0	0
Research and development expense	2,200	1,500	1,580
Realised loss on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral Energy2
Derivative, Gain (Loss) on Derivative, Net [Line Items]
(Gain)/loss on derivative financial instruments	170,376	0	0
Unrealised gain on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral Energy
Derivative, Gain (Loss) on Derivative, Net [Line Items]
(Gain)/loss on derivative financial instruments	0	(105)	3
Unrealised gain on Promissory Note issued to EDF 2
Derivative, Gain (Loss) on Derivative, Net [Line Items]
(Gain)/loss on derivative financial instruments	(4,912)	0	0
Unrealised gain on NETC Warrants 2
Derivative, Gain (Loss) on Derivative, Net [Line Items]
(Gain)/loss on derivative financial instruments	$ (400)	$ 0	$ 0